EQUITY (Details 3)	12 Months Ended
Dec. 31, 2015 $ / shares shares
Stock Option One [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 1.45
Outstanding options, Number (in shares) | shares	146,000
Outstanding options, Average remaining contractual life (in years)	1 year
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 1.45
Exercisable options, Number (in shares) | shares	87,000
Exercisable options, Average remaining contractual life (in years)	1 year
Stock Option Two [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 2.3
Outstanding options, Number (in shares) | shares	94,000
Outstanding options, Average remaining contractual life (in years)	2 years 9 months 7 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 2.3
Exercisable options, Number (in shares) | shares	37,600
Exercisable options, Average remaining contractual life (in years)	2 years 9 months 7 days
Stock Option Three [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 5.31
Outstanding options, Number (in shares) | shares	131,000
Outstanding options, Average remaining contractual life (in years)	3 years 7 months 20 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 5.31
Exercisable options, Number (in shares) | shares	26,200
Exercisable options, Average remaining contractual life (in years)	3 years 7 months 20 days
Stock Option Four [Member]
Option Indexed to Issuers Equity [Line Items]
Outstanding options, Average Exercise price (in dollars per share) | $ / shares	$ 1.64
Outstanding options, Number (in shares) | shares	349,000
Outstanding options, Average remaining contractual life (in years)	1 year 7 months 6 days
Exercisable options, Average Exercise price (in dollars per share) | $ / shares	$ 1.64
Exercisable options, Number (in shares) | shares	0
Exercisable options, Average remaining contractual life (in years)	1 year 7 months 6 days